Stockholders' Deficit (Details) - USD ($)			1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 14, 2019	Aug. 08, 2018	Jan. 30, 2020	Aug. 28, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 19, 2020	Dec. 31, 2019	Sep. 18, 2018
Stockholders' Deficit (Textual)
Preferred stock, authorized					10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)					$ 0.001				$ 0.001		$ 0.001
Common stock, authorized					200,000,000				200,000,000		200,000,000
Common stock, par value (in Dollars per share)					$ 0.001				$ 0.001		$ 0.001
Voting rights, description									The holders of common stock are entitled to one vote for each share of common stock held at the time of vote.
Deemed shares									19,397,596
Value of share issued for services (in Dollars)					$ 20,290	$ 10,002	$ 560	$ 560
Aggregate fair value of options (in Dollars)			$ 51,757
Dividend rate									0.00%
Option [Member]
Stockholders' Deficit (Textual)
Option, exercise price (in Dollars per share)					$ 0.75				$ 0.75
Remaining stock options will be amortized (in Dollars)									$ 44,484
Advisor [Member] | Four Month Agreement [Member]
Stockholders' Deficit (Textual)
Value of common stock issued (in Dollars)									$ 10,290
Number of common stock issued									7,000	7,000
Share price (in Dollars per share)					1.47				$ 1.47
Advisor [Member] | Issue Price One [Member] | One Year Agreement [Member]
Stockholders' Deficit (Textual)
Value of common stock issued (in Dollars)		$ 5,000
Number of common stock issued		6,667
Number of share issued for services									5,068
Share price (in Dollars per share)					1.97				$ 1.97
Value of share issued for services (in Dollars)									$ 10,001
Advisor [Member] | Issue Price Two [Member] | One Year Agreement [Member]
Stockholders' Deficit (Textual)
Value of common stock issued (in Dollars)				$ 5,000
Number of common stock issued				6,667
Number of share issued for services									5,068
Share price (in Dollars per share)					$ 1.97				$ 1.97
Value of share issued for services (in Dollars)									$ 10,001
Board of Directors Chairman [Member] | Option [Member]
Stockholders' Deficit (Textual)
Share price (in Dollars per share)	$ 0.042
Number of shares purchase for issuance of options	800,000
Option, exercise price (in Dollars per share)	$ 0.75
Vesting period	24 months
Description of options vesting period	25% (or 200,000 and 50,000, respectively) shall vest six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month.
Expiration date	Jan. 14, 2029
Aggregate fair value of options (in Dollars)	$ 17,111
Expected life (years)	10 years
Volatility rate	77.00%
Risk free interest rate	2.71%
Dividend rate	0.00%
Exercise price (in Dollars per share)	$ 0.75
Stock option expense (in Dollars)									3,191		$ 10,432
Mr. Vadim Sakharov [Member]
Stockholders' Deficit (Textual)
Number of common stock issued	200,000
Boris Goldstein [Member] | Option [Member] | Employment Agreement [Member]
Stockholders' Deficit (Textual)
Share price (in Dollars per share)			$ 0.12
Number of shares purchase for issuance of options			800,000
Option, exercise price (in Dollars per share)			$ 0.75
Description of options vesting period			The options have an exercise price of $0.75 per share which will vest over a 24-month period on a monthly basis at a rate of 1/24th per month.
Expiration date			Jan. 30, 2030
Volatility rate			76.00%
Risk free interest rate			1.57%
Exercise price (in Dollars per share)			$ 0.75
Stock option expense (in Dollars)									$ 10,762
Jesse W. Crowne [Member] | Option [Member] | Employment Agreement [Member]
Stockholders' Deficit (Textual)
Expected life (years)			10 years